Line of Credit Agreement with Ionis (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 19, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Jan. 31, 2017
Line of Credit Agreement with Ionis [Abstract]
Shares issued upon conversion of line of credit (in shares)	13,438,339	13,438,339
Interest expense		$ 1,731	$ 0	$ 0
Ionis [Member] | Line of Credit [Member]
Line of Credit Agreement with Ionis [Abstract]
Maximum borrowing capacity						$ 150,000
Outstanding balance					$ 106,000
Interest rate		4.00%
Interest expense		$ 1,731	$ 0	$ 0